UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ];           Amendment Number:
  This Amendment (Check only one):
      [   ] is a restatement.
      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scott Svenson
Address: c/o Freestone Capital Management, LLC
         1918 Eighth Avenue, Suite 3400
         Seattle, Washington 98101

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Scott Svenson
Phone:  (206) 398-1100

Signature, Place, and Date of Signing:


/s/Scott Svenson        Seattle, Washington    May 5, 2010
[Signature]             [City, State]          [Date]


Report Type (Check only one.):

[    ]   13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[  X ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 028-05975
Name: Freestone Capital Management, LLC

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $388 (thousands)

List of Other Included Managers:

No.  1
Form 13F File Number:
Name:  Freestone Capital Holdings, LLC

No.  2
Form 13F File Number:
Name:  Sienna Financial Services, LLC

No.  3
Form 13F File Number:
Name:  The Sienna Group, LLC

No.  4
Form 13F File Number:
Name: Sienna Management, LLC

No.  5
Form 13F File Number: 028-05975
Name: Freestone Capital Management, LLC



PAGE>
                           FORM 13F INFORMATION TABLE




Name of                      Title of           CUSIP      Value    SH/Prn SH/ Put/ Investment Other     Voting Authority
Issuer                       Class                        (x $1000) Amount Prn Call Discretion Mgrs      Sole   Shared    None

ALLEGHENY ENERGY INC         COM                017361106        $4    166          DEFINED    1,2,3,4,5    166
ALLIANT ENERGY CORP          COM                018802108        $4    130          DEFINED    1,2,3,4,5    130
APOLLO GROUP INC             CL A               037604105        $2     40          DEFINED    1,2,3,4,5     40
BANK OF AMERICA CORPORATION  COM                060505104       $12    805          SOLE                    805
BANK OF AMERICA CORPORATION  COM                060505104        $0      5          SOLE                                5
BLOCK H & R INC              COM                093671105        $5    200          DEFINED    1,2,3,4,5    200
CANADIAN SUPERIOR ENERGY INC COM                136644101        $5  7,500          SOLE                  7,500
CB RICHARD ELLIS GROUP INC   CL A               12497T101        $3    195          DEFINED    1,2,3,4,5    195
CONOCOPHILIPS                COM                20825C104        $6    110          DEFINED    1,2,3,4,5    110
DIAGEO PLC                   SPON ADR NEW       25243Q205        $5     70          DEFINED    1,2,3,4,5     70
DST SYSTEMS                  COM                233326107        $5    110          DEFINED    1,2,3,4,5    110
EMCOR GROUP INC              COM                29084Q100        $2     60          DEFINED    1,2,3,4,5     60
FEDERATED INVS INC PA        CL B               314211103        $6    201          DEFINED    1,2,3,4,5    201
ITT EDUCATIONAL SERVICES INC COM                45068B109        $1     10          DEFINED    1,2,3,4,5     10
JACKSON HEWITT TAX SVCS INC  COM                468202106        $3    577          DEFINED    1,2,3,4,5    577
LEGG MASON INC               COM                524901105        $5    170          DEFINED    1,2,3,4,5    170
LEVEL 3 COMMUNICATIONS       COM                52729N100      $115 75,000          SOLE                 75,000
MARKET VECTORS ETF TR        JR GOLD MINERS ETF 57060U589        $3     99          DEFINED    1,2,3,4,5     99
MICROSOFT CORP               COM                594918104        $3     85          DEFINED    1,2,3,4,5     85
NEWMONT MINING CORP          COM                651639106        $4     75          DEFINED    1,2,3,4,5     75
PFIZER INC                   COM                717081103       $16    800          SOLE                    800
PLAINS ALL AMER PIPELINE L   UNIT LTD PARTN     726503105       $53  1,000          SOLE                  1,000
PPL CORP                     COM                69351T106        $4    120          DEFINED    1,2,3,4,5    120
PROCTER & GAMBLE CO          COM                742718109        $5     90          DEFINED    1,2,3,4,5     90
PROSHARES TR                 PSHS UHSH 20YRS    74347R297       $75  1,500          SOLE                  1,500
ROYAL DUTCH SHELL PLC        SPONS ADR A        780259206        $5     90          DEFINED    1,2,3,4,5     90
SANOFI AVENTIS               SPONS ADR          80105N105        $5    130          DEFINED    1,2,3,4,5    130
WAL MART STORES INC          COM                931142103       $32    600          SOLE                    600
WEIGHT WATCHERS INTL INC NEW COM                948626106        $4    135          DEFINED    1,2,3,4,5    135
YAHOO INC                    COM                984332106        $0     10          SOLE       1,2,3,4,5               10